UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Reality Shares DIVS ETF
January 31, 2018 (Unaudited)

	Principal / Shares	Value
Treasury Bills — 98.2%(a)
U.S. Treasury Bill, 06/14/2018(b)	$2,005,000	$1,993,856
U.S. Treasury Bill, 06/21/2018	1,733,000	1,722,823
U.S. Treasury Bill, 07/05/2018	1,914,000	1,901,199
U.S. Treasury Bill, 07/26/2018	1,239,000	1,229,339
U.S. Treasury Bill, 05/10/2018	1,312,000	1,306,847
U.S. Treasury Bill, 02/01/2018	7,180,000	7,180,000
U.S. Treasury Bill, 03/08/2018	5,021,000	5,014,440
U.S. Treasury Bill, 02/08/2018(b)	5,785,000	5,783,645
U.S. Treasury Bill, 03/15/2018	5,063,000	5,055,193
U.S. Treasury Bill, 03/22/2018	7,741,000	7,727,081
U.S. Treasury Bill, 03/29/2018	6,838,000	6,824,036
U.S. Treasury Bill, 04/12/2018	3,699,000	3,689,207
U.S. Treasury Bill, 04/19/2018	659,000	657,051
U.S. Treasury Bill, 07/12/2018	9,891,000	9,821,207
(Cost $59,917,016)		59,905,924

Money Markets and Cash Equivalents — 0.2%
Blackrock Federal FD 30 Instl, 1.22%(b)(c)	100,248	100,248
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.45%(c)	1,778	1,778
(Cost $102,026)		102,026

Total Investments — 98.4%
(Cost $60,019,042)		60,007,950

Other Assets in Excess of Liabilities — 1.6%		978,481

Net Assets — 100.0%		$60,986,431

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at January 31, 2018.

Schedule of Investments
Reality Shares DIVS ETF
January 31, 2018 (Unaudited) (continued)

Dividend swaps outstanding at January 31, 2018:

				Value/
			Notional	Unrealized
		Expiration	Amount	Appreciation
Underlying Index	Counterparties*	Date	Long (Short)**	(Depreciation)
S&P 500	BNP Paribas	12/31/2018	$(13,519,505)	$1,542,745
S&P 500	JP Morgan	12/31/2018	(284,760)	48,195
S&P 500	BNP Paribas	12/31/2019	(7,628,650)	464,150
S&P 500	JP Morgan	12/31/2019	(4,196,300)	552,600
S&P 500	Morgan Stanley	12/31/2019	(1,902,250)	64,750
S&P 500	Societe Generale	12/31/2019	(1,270,800)	78,000
S&P 500	BNP Paribas	12/31/2020	(6,751,910)	376,250
S&P 500	JP Morgan	12/31/2020	(699,600)	15,600
S&P 500	Morgan Stanley	12/31/2020	(2,808,750)	171,250
S&P 500	Societe Generale	12/31/2020	(4,326,650)	381,750
S&P 500	BNP Paribas	12/31/2021	(4,305,900)	215,700
S&P 500	Morgan Stanley	12/31/2021	(2,329,815)	100,545
S&P 500	Societe Generale	12/31/2021	(1,086,813)	90,688
S&P 500	BNP Paribas	12/31/2022	(2,589,420)	131,147
S&P 500	Morgan Stanley	12/31/2022	(1,896,000)	51,900
S&P 500	Societe Generale	12/31/2022	(721,200)	57,960
				$4,343,230

Cash received from the broker for swap positions in the amount of $3,320,000.

Cash and securities pledged to the broker for swap positions in the amount of $1,775,761.

*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

Schedule of Investments
Reality Shares DIVS ETF
January 31, 2018 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2018.

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Treasury Bills	$–	$59,905,924	$–	$59,905,924
Money Markets and Cash Equivalents	102,026	–	–	102,026
Other Financial Instruments***	–	4,343,230	–	4,343,230
Total Assets	$102,026	$64,249,154	$–	$64,351,180

*** Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2018.

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
January 31, 2018 (Unaudited)

	Shares	Value
Common Stocks — 99.8%

Aerospace & Defense— 3.6%
Harris Corp.	4,791	$763,590
Huntington Ingalls Industries, Inc.	2,934	696,942
		1,460,532
Air Freight & Logistics— 1.8%
Expeditors International of Washington, Inc.	11,234	729,648

Banks— 2.0%
Comerica, Inc.	8,393	799,181

Biotechnology— 1.8%
Amgen, Inc.	3,893	724,293

Building Products— 1.8%
AO Smith Corp.	11,151	744,664

Capital Markets— 7.6%
Ameriprise Financial, Inc.	4,341	732,327
S&P Global, Inc.	4,278	774,746
SEI Investments Co.	10,540	792,081
T Rowe Price Group, Inc.	6,685	746,246
		3,045,400
Chemicals— 1.7%
PPG Industries, Inc.	5,926	703,594

Commercial Services & Supplies— 1.9%
Rollins, Inc.	15,170	748,488

Communications Equipment— 1.8%
Motorola Solutions, Inc.	7,389	734,910

Containers & Packaging— 1.9%
Avery Dennison Corp.	6,122	751,047

Electronic Equipment, Instrume— 3.8%
Amphenol Corp., Class A	8,091	750,602
CDW Corp.	10,206	763,307
		1,513,909
Food & Staples Retailing— 1.8%
CVS Health Corp.	9,324	733,706

Food Products— 3.4%
Ingredion, Inc.	4,917	706,278
Tyson Foods, Inc., Class A	8,756	666,419
		1,372,697
Health Care Equipment & Suppli— 3.6%
DENTSPLY SIRONA, Inc.	10,480	637,289
ResMed, Inc.	8,186	825,067
		1,462,356
Health Care Providers & Servic— 1.8%
Anthem, Inc.	2,935	727,440

Health Care Providers & Services— 1.9%
UnitedHealth Group, Inc.	3,154	746,804

Hotels, Restaurants & Leisure— 5.4%
Marriott International, Inc., Class A	5,479	807,276
McDonald's Corp.	3,928	672,238
Starbucks Corp.	12,131	689,162
		2,168,676
Household Products— 1.7%
Colgate-Palmolive Co.	9,266	687,908

Industrial Conglomerates— 3.5%
3M Co.	2,813	704,657
Honeywell International, Inc.	4,396	701,909
		1,406,566
Insurance— 3.3%
Allstate Corp. (The)	6,769	668,574
Marsh & McLennan Cos., Inc.	7,986	666,991
		1,335,565
Internet & Direct Marketing Re— 1.8%
Expedia, Inc.	5,554	710,967

IT Services— 5.9%
Amdocs Ltd.	10,452	714,917
Mastercard, Inc., Class A	4,944	835,536
Visa, Inc., Class A	6,655	826,750
		2,377,203
Machinery— 3.6%
Illinois Tool Works, Inc.	4,403	764,669
Snap-on, Inc.	4,132	707,853
		1,472,522
Media— 1.9%
Comcast Corp., Class A	18,024	766,561

Metals & Mining— 2.0%
Steel Dynamics, Inc.	17,730	804,942

Personal Products— 1.9%
Estee Lauder Cos., Inc. (The), Class A	5,676	766,033

Pharmaceuticals— 1.8%
Zoetis, Inc.	9,507	729,472

Semiconductors & Semiconductor— 11.7%
Broadcom Ltd.	2,606	646,366
KLA-Tencor Corp.	6,590	723,582
Maxim Integrated Products, Inc.	13,243	807,823
Microchip Technology, Inc.	7,838	746,334
NVIDIA Corp.	3,778	928,633
Texas Instruments, Inc.	7,884	864,638
		4,717,376
Software— 4.0%
Activision Blizzard, Inc.	11,390	844,341
Intuit, Inc.	4,491	754,039
		1,598,380
Specialty Retail— 3.9%
Home Depot, Inc. (The)	3,985	800,586
Tractor Supply Co.	9,931	757,239
		1,557,825
Technology Hardware, Storage &— 1.6%
Apple, Inc.	3,954	662,018

Textiles, Apparel & Luxury Goods— 1.9%
NIKE, Inc., Class B	11,434	780,027

Tobacco— 1.7%
Altria Group, Inc.	9,905	696,718

Total Common Stocks
(Cost $38,054,780)		40,237,428

Treasury Bills — 0.2%(a)
U.S. Treasury Bill, 06/07/2018	46,000	45,760
U.S. Treasury Bill, 07/12/2018	15,000	14,894
U.S. Treasury Bill, 07/19/2018	24,000	23,821
(Cost $84,497)		84,475

Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.45%(c)
(Cost $843)	843	843

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
January 31, 2018 (Unaudited) (continued)

Value
Total Investments — 100.0%
(Cost $38,140,120)	$40,322,746
Other Assets in Excess of Liabilities — 0.0%(b)	6,649
Net Assets — 100.0%	$40,329,395

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at January 31, 2018.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2018.

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$40,237,428	$–	$–	$40,237,428
Treasury Bills	–	84,475	–	84,475
Money Markets and Cash Equivalents	843	–	–	843
Total Assets	$40,238,271	$84,475	$–	$40,322,746

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
January 31, 2018 (Unaudited)

	Shares	Value
Common Stocks(a) — 76.8%

Aerospace & Defense— 2.8%
Harris Corp.	449	$71,562
Huntington Ingalls Industries, Inc.	274	65,086
		136,648
Air Freight & Logistics— 1.4%
Expeditors International of Washington, Inc.	1,052	68,327

Banks— 1.5%
Comerica, Inc.	786	74,843

Biotechnology— 1.4%
Amgen, Inc.	364	67,722

Building Products— 1.4%
AO Smith Corp.	1,045	69,785

Capital Markets— 5.8%
Ameriprise Financial, Inc.	407	68,661
S&P Global, Inc.	400	72,440
SEI Investments Co.	988	74,248
T Rowe Price Group, Inc.	626	69,880
		285,229
Chemicals— 1.3%
PPG Industries, Inc.	555	65,895

Commercial Services & Supplies— 1.4%
Rollins, Inc.	1,422	70,161

Communications Equipment— 1.4%
Motorola Solutions, Inc.	692	68,826

Containers & Packaging— 1.4%
Avery Dennison Corp.	574	70,418

Electronic Equipment Instruments & Components— 2.9%
Amphenol Corp., Class A	758	70,320
CDW Corp.	957	71,574
		141,894
Food & Staples Retailing— 1.4%
CVS Health Corp.	874	68,775

Food Products— 2.6%
Ingredion, Inc.	461	66,218
Tyson Foods, Inc., Class A	820	62,410
		128,628
Health Care Equipment & Supplies— 2.8%
DENTSPLY SIRONA, Inc.	982	59,715
ResMed, Inc.	767	77,306
		137,021
Health Care Providers & Services— 2.8%
Anthem, Inc.	274	67,911
UnitedHealth Group, Inc.	295	69,850
		137,761
Hotels, Restaurants & Leisure— 4.1%
Marriott International, Inc., Class A	513	75,586
McDonald's Corp.	367	62,808
Starbucks Corp.	1,136	64,536
		202,930
Household Products— 1.3%
Colgate-Palmolive Co.	868	64,440

Industrial Conglomerates— 2.7%
3M Co.	263	65,882
Honeywell International, Inc.	412	65,784
		131,666
Insurance— 2.6%
Allstate Corp. (The)	634	62,620
Marsh & McLennan Cos., Inc.	749	62,557
		125,177
Internet & Direct Marketing Retail— 1.4%
Expedia, Inc.	520	66,565

IT Services— 4.5%
Amdocs Ltd.	980	67,032
Mastercard, Inc., Class A	463	78,247
Visa, Inc., Class A	624	77,520
		222,799
Machinery— 2.8%
Illinois Tool Works, Inc.	413	71,726
Snap-on, Inc.	387	66,297
		138,023
Media— 1.5%
Comcast Corp., Class A	1,689	71,833

Metals & Mining— 1.5%
Steel Dynamics, Inc.	1,662	75,455

Personal Products— 1.5%
Estee Lauder Cos., Inc. (The), Class A	532	71,799

Pharmaceuticals— 1.4%
Zoetis, Inc.	891	68,366

Semiconductors & Semiconductor— 9.0%
Broadcom Ltd.	244	60,519
KLA-Tencor Corp.	617	67,747
Maxim Integrated Products, Inc.	1,241	75,701
Microchip Technology, Inc.	735	69,987
NVIDIA Corp.	354	87,013
Texas Instruments, Inc.	738	80,936
		441,903
Software— 3.1%
Activision Blizzard, Inc.	1,067	79,097
Intuit, Inc.	421	70,686
		149,783
Specialty Retail— 3.0%
Home Depot, Inc. (The)	373	74,935
Tractor Supply Co.	931	70,989
		145,924
Technology Hardware, Storage &— 1.3%
Apple, Inc.	371	62,117

Textiles, Apparel & Luxury Goods— 1.5%
NIKE, Inc., Class B	1,072	73,132

Tobacco— 1.3%
Altria Group, Inc.	928	65,276

Total Common Stocks
(Cost $3,549,481)		3,769,121

Treasury Bills — 22.4%(b)
U.S. Treasury Bill, 03/29/2018	436,000	435,110
U.S. Treasury Bill, 04/12/2018	286,000	285,243
U.S. Treasury Bill, 06/07/2018	199,000	197,960
U.S. Treasury Bill, 06/21/2018	180,000	178,943
U.S. Treasury Bill, 06/28/2018	3,000	2,981
(Cost $1,100,527)		1,100,237

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
January 31, 2018 (Unaudited) (continued)

	Shares	Value
Money Markets and Cash Equivalents — 0.0%(c)
Blackrock Federal FD 30 Instl, 1.22%(d)	543	$542
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.45%(d)	1,083	1,083
(Cost $1,625)		1,625

Total Investments Before Securities Sold Short
(Cost $4,651,633)		4,870,983

Securities Sold Short

Common Stocks — (25.2)%

Airlines— (1.6)%
American Airlines Group, Inc.	(1,422)	(77,243)

Capital Markets— (1.6)%
Interactive Brokers Group, Inc., Class A	(1,200)	(76,788)

Diversified Telecommunication— (2.7)%
CenturyLink, Inc.	(7,349)	(130,886)

Electric Utilities— (3.1)%
Exelon Corp.	(1,857)	(71,513)
FirstEnergy Corp.	(2,512)	(82,645)
		(154,158)
Household Durables— (1.2)%
Lennar Corp., Class A	(961)	(60,216)

Independent Power and Renewable Electricity Producers — (1.8)%
NRG Energy, Inc.	(3,379)	(87,888)

Multi-Utilities— (1.3)%
NiSource, Inc.	(2,651)	(65,426)

Oil, Gas & Consumable Fuels— (10.6)%
Anadarko Petroleum Corp.	(1,595)	(95,780)
Devon Energy Corp.	(1,762)	(72,894)
EQT Corp.	(1,546)	(83,932)
Noble Energy, Inc.	(3,543)	(108,132)
Pioneer Natural Resources Co.	(430)	(78,651)
Williams Cos., Inc. (The)	(2,599)	(81,583)
		(520,972)
Software— (1.3)%
Symantec Corp.	(2,395)	(65,216)

Total Securities Sold Short
[Proceeds $(1,209,088)]		(1,238,793)

Total Investments — 74.0%
(Cost $3,442,545)		3,632,190
Other Assets in Excess of Liabilities — 26.0%		1,276,234
Net Assets — 100.0%		$4,908,424

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at January 31, 2018 was $5,047,563 which includes cash in the amount of $1,277,899.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at January 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
January 31, 2018 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2018.

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$3,769,121	$–	$–	$3,769,121
Treasury Bills	–	1,100,237	–	1,100,237
Money Markets and Cash Equivalents	1,625	–	–	1,625
Total Assets	$3,770,746	$1,100,237	$–	$4,870,983
Liabilities
Common Stocks*	$(1,238,793)	$–	$–	$(1,238,793)
Total Liabilities	$(1,238,793)	$–	$–	$(1,238,793)

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2018.

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
January 31, 2018 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense— 3.6%
Harris Corp.	311	$49,567
Huntington Ingalls Industries, Inc.	191	45,370
		94,937
Air Freight & Logistics— 1.8%
Expeditors International of Washington, Inc.	731	47,478

Banks— 2.0%
Comerica, Inc.	546	51,990

Biotechnology— 1.8%
Amgen, Inc.	253	47,071

Building Products— 1.8%
AO Smith Corp.	725	48,415

Capital Markets— 7.5%
Ameriprise Financial, Inc.	282	47,573
S&P Global, Inc.	278	50,346
SEI Investments Co.	686	51,553
T Rowe Price Group, Inc.	435	48,559
		198,031
Chemicals— 1.7%
PPG Industries, Inc.	385	45,711

Commercial Services & Supplies— 1.9%
Rollins, Inc.	987	48,699

Communications Equipment— 1.8%
Motorola Solutions, Inc.	480	47,741

Containers & Packaging— 1.9%
Avery Dennison Corp.	398	48,827

Electronic Equipment Instruments & Components— 3.8%
Amphenol Corp., Class A	526	48,797
CDW Corp.	664	49,660
		98,457
Food & Staples Retailing— 1.8%
CVS Health Corp.	606	47,686

Food Products— 3.4%
Ingredion, Inc.	320	45,965
Tyson Foods, Inc., Class A	570	43,382
		89,347
Health Care Equipment & Supplies— 3.6%
DENTSPLY SIRONA, Inc.	682	41,472
ResMed, Inc.	533	53,721
		95,193
Health Care Providers & Services— 3.7%
Anthem, Inc.	191	47,339
UnitedHealth Group, Inc.	205	48,540
		95,879
Hotels, Restaurants & Leisure— 5.4%
Marriott International, Inc., Class A	356	52,453
McDonald's Corp.	255	43,641
Starbucks Corp.	789	44,823
		140,917
Household Products— 1.7%
Colgate-Palmolive Co.	603	44,767

Industrial Conglomerates— 3.5%
3M Co.	183	45,841
Honeywell International, Inc.	286	45,666
		91,507
Insurance— 3.3%
Allstate Corp. (The)	440	43,459
Marsh & McLennan Cos., Inc.	519	43,347
		86,806
Internet & Direct Marketing Retail— 1.8%
Expedia, Inc.	361	46,212

IT Services— 5.9%
Amdocs Ltd.	680	46,512
Mastercard, Inc., Class A	321	54,249
Visa, Inc., Class A	433	53,792
		154,553
Machinery— 3.6%
Illinois Tool Works, Inc.	286	49,670
Snap-on, Inc.	268	45,911
		95,581
Media— 1.9%
Comcast Corp., Class A	1,173	49,888

Metals & Mining— 2.0%
Steel Dynamics, Inc.	1,154	52,392

Personal Products— 1.9%
Estee Lauder Cos., Inc. (The), Class A	369	49,800

Pharmaceuticals— 1.8%
Zoetis, Inc.	618	47,419

Semiconductors & Semiconductor— 11.7%
Broadcom Ltd.	169	41,917
KLA-Tencor Corp.	429	47,104
Maxim Integrated Products, Inc.	861	52,521
Microchip Technology, Inc.	510	48,562
NVIDIA Corp.	246	60,467
Texas Instruments, Inc.	513	56,261
		306,832
Software— 4.0%
Activision Blizzard, Inc.	741	54,930
Intuit, Inc.	292	49,027
		103,957
Specialty Retail— 3.9%
Home Depot, Inc. (The)	259	52,033
Tractor Supply Co.	646	49,258
		101,291
Technology Hardware, Storage &— 1.6%
Apple, Inc.	257	43,029

Textiles, Apparel & Luxury Goods— 1.9%
NIKE, Inc., Class B	744	50,756

Tobacco— 1.7%
Altria Group, Inc.	644	45,299

Total Common Stocks
(Cost $2,458,857)		2,616,468

Treasury Bills — 0.3%(a)
U.S. Treasury Bill, 03/29/2018	6,000	5,988
U.S. Treasury Bill, 07/19/2018	2,000	1,985
(Cost $7,975)		7,973

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
January 31, 2018 (Unaudited) (continued)

	Shares	Value
Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.45%(c)
(Cost $827)	827	$827

Total Investments — 100.0%
(Cost $2,467,659)		2,625,268
Liabilities in Excess of Other Assets — 0.0%(b)		(523)
Net Assets — 100.0%		$2,624,745

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at January 31, 2018.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2018.

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$2,616,468	$–	$–	$2,616,468
Treasury Bills	–	7,973	–	7,973
Money Markets and Cash Equivalents	827	–	–	827
Total Assets	$2,617,295	$7,973	$–	$2,625,268

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2018.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
January 31, 2018 (Unaudited)

	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense— 1.4%
Airbus SE	12,888	$1,485,109

Automobiles— 1.8%
Daimler AG	21,301	1,956,479

Banks— 13.4%
Banco Bilbao Vizcaya Argentaria SA	177,329	1,665,119
Banco Santander SA	211,411	1,566,556
Bank of America Corp.	48,513	1,552,416
Barclays PLC	194,544	2,211,965
BOC Hong Kong Holdings Ltd.	291,070	1,486,712
Citigroup, Inc.	20,620	1,618,258
ICICI Bank Ltd.	143,911	1,580,143
ING Groep NV	83,955	1,653,913
Toronto-Dominion Bank (The)	23,449	1,425,934
		14,761,016
Capital Markets— 16.9%
CME Group, Inc.	10,740	1,648,375
Credit Suisse Group AG*	85,387	1,651,384
Deutsche Boerse AG	17,184	2,212,411
Goldman Sachs Group, Inc. (The)	5,549	1,486,522
Nasdaq, Inc.	25,239	2,042,087
SBI Holdings, Inc.	103,645	2,505,787
State Street Corp.	14,951	1,647,152
Thomson Reuters Corp.	46,544	2,015,821
TMX Group Ltd	26,854	1,693,519
UBS Group AG*	82,331	1,672,966
		18,576,024
Communications Equipment— 4.1%
Cisco Systems, Inc.	60,144	2,498,382
ZTE Corp, Class H*	556,292	2,027,031
		4,525,413
Consumer Finance— 1.4%
American Express Co.	14,861	1,477,183

Electronic Equipment, Instruments & Components— 2.1%
Hitachi Ltd.	292,609	2,322,536

Household Durables— 1.6%
Panasonic Corp.	119,043	1,765,660

Industrial Conglomerates— 1.7%
Siemens AG	12,172	1,852,346

Internet & Direct Marketing Retail— 5.6%
Amazon.Com, Inc.*	1,074	1,558,256
JD.Com, Inc.*	41,130	2,024,830
Overstock.com, Inc.*	38,127	2,619,325
		6,202,411
Internet Software & Services— 4.5%
Alibaba Group Holding Ltd.*	8,055	1,645,556
NetEase, Inc.	5,191	1,661,950
Tencent Holdings Ltd.	27,391	1,623,544
		4,931,050
IT Services— 23.8%
Accenture PLC, Class A	12,351	1,984,806
Atos SE	9,845	1,557,580
Broadridge Financial Solutions, Inc.	21,301	2,053,629
Digital Garage, Inc.	60,685	2,018,108
Fidelity National Information Services, Inc.	15,573	1,594,052
Fujitsu Ltd.	271,160	1,997,027
GFT Technologies SE	128,857	2,059,519
Hive Blockchain Technologies Ltd.*	810,143	1,683,877
Infosys Ltd.	114,241	2,057,480
International Business Machines Corp.	15,577	2,549,955
Mastercard, Inc., Class A	9,129	1,542,801
NTT Data Corp.	157,886	1,855,781
Visa, Inc., Class A	12,172	1,512,128
Worldline SA*(a)	30,251	1,716,938
		26,183,681
Semiconductors & Semiconductor— 10.4%
Advanced Micro Devices, Inc.*	178,471	2,452,191
Intel Corp.	53,704	2,585,311
NVIDIA Corp.	9,777	2,403,187
Taiwan Semiconductor Manufacturing Co. Ltd.	43,501	1,971,030
Texas Instruments, Inc.	18,795	2,061,248
		11,472,967
Software— 7.4%
Intuit, Inc.	8,592	1,442,597
Microsoft Corp.	25,959	2,466,364
Oracle Corp.	40,279	2,077,994
SAP SE	19,336	2,189,802
		8,176,757
Technology Hardware, Storage & Peripherals— 3.2%
NEC Corp.	61,888	1,865,343
Samsung Electronics Co. Ltd.	1,432	1,695,488
		3,560,831
Total Common Stocks
(Cost $109,125,175)		109,249,463

Treasury Bills — 0.7%(b)
U.S. Treasury Bill, 02/01/2018	769,000	769,000
U.S. Treasury Bill, 07/19/2018	11,000	10,918
(Cost $779,920)		779,918

Money Markets and Cash Equivalents — 0.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.45%(c)
(Cost $365,069)	365,069	365,069

Total Investments — 100.3%
(Cost $110,270,164)		110,394,450
Liabilities in Excess of Other Assets — (0.3)%		(381,002)
Net Assets — 100.0%		$110,013,448

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Reflects the 7-day yield at January 31, 2018.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
January 31, 2018 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2018.

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$109,249,463	$–	$–	$109,249,463
Treasury Bills	–	779,918	–	779,918
Money Markets and Cash Equivalents	365,069	–	–	365,069
Total Assets	$109,614,532	$779,918	$–	$110,394,450

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2018.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reality Shares ETF Trust

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date 3/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President
(principal executive officer)

Date 3/27/2018

By (Signature and Title)* /s/ Tom Trivella

Tom Trivella, Treasurer

(principal financial officer)

Date 3/27/2018

* Print the name and title of each signing officer under his or her signature.